Note 4 - Loans - Segregated by Class of Loans (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans	$ 765,283,855	$ 754,283,563	$ 758,635,595
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Loans	48,122,263	47,024,878	47,781,689
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Loans	16,442,581	17,079,579	19,193,497
Real Estate Portfolio Segment [Member] | Commercial [Member]
Loans	351,171,668	349,090,031	346,262,033
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Loans	45,213,960	30,358,362	40,106,633
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Loans	8,583,446	11,830,447	9,413,263
Real Estate Portfolio Segment [Member] | Residential [Member]
Loans	194,048,945	195,579,967	197,002,419
Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans	67,767,655	66,877,197	61,779,859
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Loans	18,956,028	19,695,241	20,605,465
Consumer and Other Portfolio Segment [Member] | Other [Member]
Loans	$ 14,977,309	$ 16,747,861	$ 16,490,737